SEGMENT REPORTING (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments	$ 14,003,363	$ 15,188,871	$ 14,003,363	$ 12,741,184
Net revenue	3,638,087	27,017,265	3,638,087	23,353,185	$ 17,757,283
Gross profit (loss)	2,370,774	13,441,636	2,370,774	12,671,514	8,123,078
Gross profit before fair value adjustment		13,983,556	2,144,554	11,888,868
Oregon [Member]
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments	8,187,649	7,732,780	8,187,649	7,362,957
Net revenue		12,093,606	1,529,088	11,001,261	8,852,104
Gross profit (loss)		5,178,874	766,291	5,259,439	3,039,159
Gross profit before fair value adjustment		5,931,261	902,603	4,615,259
Michigan [Member]
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments	4,054,332	4,621,983	4,054,332	4,016,861
Net revenue		12,936,028	2,012,949	11,422,908	8,905,179
Gross profit (loss)		6,481,800	1,597,643	6,791,700	5,083,919
Gross profit before fair value adjustment		6,271,333	1,235,111	6,653,234
Other [Member]
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments	1,761,382	2,834,108	1,761,382	1,361,366
Net revenue
Gross profit (loss)
Gross profit before fair value adjustment
Services [Member]
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments
Net revenue		1,987,631	96,050	929,016
Gross profit (loss)		1,780,962	6,840	620,375
Gross profit before fair value adjustment		$ 1,780,962	$ 6,840	$ 620,375